UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:

 /s/ Zang Xiong                     Minneapolis, MN              7/13/2012
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     $99,220
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-June-12

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100     1308     311,500  SH         Sole               311500      0     0
ADA ES, Inc.                     COM             005208103      276      10,890  SH         Sole                10890      0     0
ADVENT SOFTWARE, INC             COM             007974108     2907     107,228  SH         Sole               107228      0     0
ADVISORY BOARD COMPANY           COM             00762W107     3145      63,430  SH         Sole                63430      0     0
ANSYS, INC.                      COM             03662Q105     2854      45,226  SH         Sole                45226      0     0
BIO REFERENCE LABS, INC.         COM             09057G602     2010      76,492  SH         Sole                76492      0     0
BJS RESTAURANTS, INC.            COM             09180C106     1276      33,570  SH         Sole                33570      0     0
BODY CENTRAL                     COM             09689U102      498      55,320  SH         Sole                55320      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1181      65,403  SH         Sole                65403      0     0
BUFFALO WILD WINGS               COM             119848109     2553      29,470  SH         Sole                29470      0     0
CAVIUM, INC.                     COM             14964U108     1725      61,600  SH         Sole                61600      0     0
COMSCORE, INC.                   COM             20564W105     1984     120,532  SH         Sole               120532      0     0
COSTAR GROUP, INC.               COM             22160N109     2259      27,820  SH         Sole                27820      0     0
DEALERTRACK HOLDINGS INC         COM             242309102     3918     130,119  SH         Sole               130119      0     0
DORMAN PRODUCTS                  COM             258278100     1029      40,998  SH         Sole                40998      0     0
DRIL QUIP, INC.                  COM             262037104     2108      32,140  SH         Sole                32140      0     0
EBIX, INC.                       COM             278715206     1061      53,190  SH         Sole                53190      0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     2846     149,310  SH         Sole               149310      0     0
ELLIE MAE INC.                   COM             28849P100     2004     111,330  SH         Sole               111330      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     2885     117,076  SH         Sole               117076      0     0
EZCORP, INC.                     COM             302301106     1920      81,854  SH         Sole                81854      0     0
GENTHERM, INC.                   COM             03070L300     2248     195,640  SH         Sole               195640      0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1373      84,157  SH         Sole                84157      0     0
HIBBETT SPORTS, INC.             COM             428567101     3025      52,410  SH         Sole                52410      0     0
HMS HLDGS CORP.                  COM             40425J101     2339      70,215  SH         Sole                70215      0     0
INNERWORKINGS                    COM             45773Y105     2346     173,396  SH         Sole               173396      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     2573      56,769  SH         Sole                56769      0     0
KEYNOTE SYSTEMS, INC.            COM             493308100     1253      84,390  SH         Sole                84390      0     0
LIQUIDITY SERVICES               COM             53635B107     1002      19,580  SH         Sole                19580      0     0
LIVEPERSON, INC.                 COM             538146101     1591      83,460  SH         Sole                83460      0     0
LKQ CORPORATION                  COM             501889208     3959     118,520  SH         Sole               118520      0     0
LOGMEIN, INC.                    COM             54142L109     1956      64,100  SH         Sole                64100      0     0
M/A COM                          COM             55405Y100     1438      77,720  SH         Sole                77720      0     0
MISTRAS GROUP, INC.              COM             60649T107     2641     100,505  SH         Sole               100505      0     0
MONRO MUFFLER, INC.              COM             610236101     1978      59,505  SH         Sole                59505      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     4859      47,276  SH         Sole                47276      0     0
NEOGEN CORP.                     COM             640491106     2257      48,854  SH         Sole                48854      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     1953      32,520  SH         Sole                32520      0     0
REALPAGE                         COM             75606N109     1567      67,680  SH         Sole                67680      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107      769      47,640  SH         Sole                47640      0     0
SCIQUEST, INC.                   COM             80908T101     1503      83,680  SH         Sole                83680      0     0
SHUTTERFLY, INC.                 COM             82568P304     1538      50,100  SH         Sole                50100      0     0
SKULLCANDY                       COM             83083J104     1026      72,500  SH         Sole                72500      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     4117      41,500  SH         Sole                41500      0     0
SYNTEL, INC.                     COM             87162H103     3055      50,330  SH         Sole                50330      0     0
TANGOE, INC.                     COM             87582Y108     1770      83,060  SH         Sole                83060      0     0
TEAVANA, INC.                    COM             87819P102     1598     118,140  SH         Sole               118140      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1739      19,513  SH         Sole                19513      0     0